Derivative Instruments (Gains or Losses Recognized Related to the Cash Flow Hedges) (Details) - Designated as Hedging Instrument - Cash Flow Hedging - Interest Rate Swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income (Loss)
Derivative [Line Items]
Amount of gain (loss) related to the effective portion recognized in other comprehensive income (loss)	$ (3,477)	$ 176	$ (648)
Interest Expense
Derivative [Line Items]
Amount of gain (loss) related to the effective portion reclassified to interest expense	228	(453)	(1,069)
Amount of gain (loss) related to the ineffective portion recognized in interest expense	$ 91	$ 168	$ (48)